                                                             File Nos. 333-54040
                                                                        811-8872


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 1

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 30

                            SEPARATE ACCOUNT VA-P OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
                First Allmerica Financial Life Insurance Company
                               440 Lincoln Street
                               Worcester MA 01653
               (Name and Address of Agent for Service of Process)

        It is proposed that this filing will become effective:

        immediately upon filing pursuant to Paragraph (b) of Rule 485
    ----
     X  on November 9, 2001 pursuant to Paragraph (b) of Rule 485
    ----
        60 days after filing pursuant to Paragraph (a) (1) of Rule 485
    ----
        on (date) pursuant to Paragraph (a) (1) of Rule 485
    ----
        this post-effective amendment designates a new effective
    ----
        date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). No filing fee is submitted as a filing fee is not required for this type of filing. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

This Post-Effective Amendment No. 1 under the Securities Act of 1933 is being filed for the purposes of adding supplements to the Pioneer XtraVision Prospectus of the Separate Account VA-P of First Allmerica Financial Life Insurance Company dated May 1, 2001 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectus and Statement of Additional Information were previously filed in Registrant's Pre-Effective Amendment No. 1 on May 18, 2001 and is incorporated by reference herein.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.       CAPTION IN PROSPECTUS

1                       Cover Page

2                       Special Terms

3                       Summary of Contract Features; Summary of Fees and
                        Expenses

4                       Condensed Financial Information; Performance
                        Information

5 Description of the Company, the Variable Account and the Underlying Investment Companies

6                       Charges and Deductions

7                       Description of the Contract--The Accumulation Phase

8 Electing the Annuity Date; Description of Annuity Payout Options; Annuity Benefit Payments

9                       Death Benefit

10                      Payments; Computation of Values; Distribution

11 Surrender and Withdrawals; Surrender Charge; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12                      Federal Tax Considerations

13                      Legal Matters

14                      Statement of Additional Information-Table of Contents


FORM N-4 ITEM NO.       CAPTION IN STATEMENT OF ADDITIONAL  INFORMATION

15                      Cover Page

16                      Table of Contents

17                      General Information and History

18                      Services

19                      Underwriters

FORM N-4 ITEM NO.       CAPTION IN STATEMENT OF ADDITIONAL  INFORMATION (CONT'D)

20                      Underwriters

21                      Performance Information

22                      Annuity Benefit Payments

23                      Financial Statements

                              SEPARATE ACCOUNT VA-P

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001


                                       ***
One additional Sub-Account will be available under the Contract. The Sub-Account will invest exclusively in shares of the Pioneer Small Cap Value VCT Portfolio of the Pioneer Variable Contracts Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

"Pioneer Small Cap Value VCT Portfolio" is added after Pioneer Science & Technology VCT Portfolio in the listing of Portfolios on the first page of the Prospectus.

The following information on the Pioneer Small Cap Value VCT Portfolio are added to the Annual Underlying Portfolio Expenses table and footnotes:


                                                     MANAGEMENT                                  TOTAL PORTFOLIO
                                                         FEE                                         EXPENSES
                                                     (AFTER ANY             OTHER EXPENSES          (AFTER ANY
                                                      VOLUNTARY  12b-1       (AFTER ANY           REIMBURSEMENTS/
UNDERLYING PORTFOLIO                                  WAIVERS)    FEES   REIMBURSEMENTS/WAIVERS      WAIVERS)
---------------------------------------------------- ------------ --------- ---------------- ------------------
Pioneer Small Cap Value VCT Portfolio*****              0.00%      0.00%         1.25%            1.25%

*****Pioneer Small Cap Value VCT Portfolio commenced operations on November 9, 2001; therefore expenses shown are estimated. The expenses in the table above reflect the expense limitation in effect through December 31, 2002 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares. For the fiscal year ending December 31, 2001, assuming no fee waiver or reimbursement, the Management Fee would be 0.75% for the portfolio, and Total Expenses attributable to Class I shares as percentage of average daily net assets are estimated to be 2.14% for the Pioneer Small Cap Value VCT Portfolio.

The following cumulative expense information is added to Examples (1)(a),
(1)(b), (2)(a), and (2)(b):

(1) If, at the end of the applicable time period, you surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                                                    1         3         5      10
WITH SURRENDER CHARGE                                             YEAR      YEARS     YEARS     YEARS
---------------------                                             ----      -----     -----     -----
Pioneer Small Cap Value VCT Portfolio...                          $107       $173      $230     $328

(2) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                                                    1         3         5      10
WITHOUT  SURRENDER CHARGE                                         YEAR      YEARS     YEARS     YEARS
-------------------------                                         ----      -----     -----     -----
Pioneer Small Cap Value VCT Portfolio...                           $30       $91       $155     $328

The description of the Variable Account under "WHAT ARE MY INVESTMENT CHOICES?" is deleted and replaced with the following:

THE VARIABLE ACCOUNT. You have the choice of Sub-Accounts investing in the following thirty-one Underlying Portfolios:


PIONEER VARIABLE CONTRACTS TRUST                       AIM VARIABLE INSURANCE FUNDS
Pioneer America Income VCT Portfolio                   AIM V.I. Aggressive Growth Fund
Pioneer Balanced VCT Portfolio                         AIM V.I. Capital Appreciation Fund
Pioneer Emerging Markets VCT Portfolio
Pioneer Equity-Income VCT Portfolio                    ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
Pioneer Europe VCT Portfolio                           Alliance Premier Growth Portfolio
Pioneer Europe Select VCT Portfolio                    Alliance Technology Portfolio
Pioneer Fund VCT Portfolio
Pioneer Global Financials VCT Portfolio                DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)
Pioneer Global Health Care VCT Portfolio               DGPF Growth Opportunities Series
Pioneer Global Telecoms VCT Portfolio                  DGPF Select Growth Series
Pioneer Growth Shares VCT Portfolio
Pioneer High Yield VCT Portfolio                       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Pioneer International Value VCT Portfolio              (CLASS 2)
Pioneer Mid-Cap Value VCT Portfolio                    FT VIP Franklin Small Cap Fund
Pioneer Money Market VCT Portfolio                     FT VIP Templeton Asset Strategy Fund
Pioneer Real Estate Growth VCT Portfolio               FT VIP Templeton International Smaller Companies Fund
Pioneer Science & Technology VCT Portfolio
Pioneer Small Cap Value VCT Portfolio                  VAN KAMPEN LIFE INVESTMENT TRUST
Pioneer Small Company VCT Portfolio                    Van Kampen LIT Emerging Growth Portfolio
Pioneer Strategic Income VCT Portfolio
Pioneer Swiss Franc Bond VCT Portfolio


The following summary of the investment objectives and policies of the Pioneer Small Cap Value VCT Portfolio is inserted as the eighteenth summary under INVESTMENT OBJECTIVES AND POLICIES:

         PIONEER SMALL CAP VALUE VCT PORTFOLIO - seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.


                                      * * *

SUPPLEMENT DATED NOVEMBER 9, 2001

Pioneer XtraVision

                              SEPARATE ACCOUNT VA-P
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                               PIONEER XTRAVISION

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001

                                       ***

Effective November 9, 2001, the third paragraph on page 2 under "GENERAL INFORMATION AND HISTORY" is revised in its entirety to read as follows:

         Thirty-one Sub-Accounts of the Variable Account are available under the Pioneer XtraVision contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Delaware Group Premium Fund ("DGPF"), Franklin Templeton Variable Insurance Products Trust ("FT VIP") or Van Kampen Life Investment Trust ("Van Kampen"), open-end, registered management investment companies. Twenty-one investment portfolios of Pioneer are available under the Contract: the Pioneer America Income VCT Portfolio, Pioneer Balanced VCT Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Equity-Income VCT Portfolio, Pioneer Europe VCT Portfolio, Pioneer Europe Select VCT Portfolio, Pioneer Fund VCT Portfolio (formerly Growth and Income Portfolio), Pioneer Global Financials VCT Portfolio, Pioneer Global Health Care VCT Portfolio, Pioneer Global Telecoms VCT Portfolio, Pioneer Growth Shares VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer International Value VCT Portfolio (formerly International Growth VCT Portfolio), Pioneer Mid-Cap Value VCT Portfolio (formerly Capital Growth Portfolio), Pioneer Money Market VCT Portfolio, Pioneer Real Estate Growth VCT Portfolio, Pioneer Science & Technology VCT Portfolio, Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, Pioneer Strategic Income VCT Portfolio, and Pioneer Swiss Franc Bond VCT Portfolio. Two portfolios of AVIF are available under the Contract: the AIM V.I. Aggressive Growth Fund and the AIM V.I. Capital Appreciation Fund. Two Alliance portfolios are available under the Contract: the Alliance Premier Growth Portfolio and the Alliance Technology Portfolio. Two DGPF series are available under the
         Contract: the DGPF Growth Opportunities Series and the DGPF Select Growth Series. Three FT VIP funds are available under the Contract: the FT VIP Templeton Asset Strategy Fund, the FT VIP Templeton International Smaller Companies Fund and the FT VIP Franklin Small Cap Fund. One Van Kampen portfolio is available under the Contract: the Van Kampen LIT Emerging Growth Portfolio (together, the "Underlying Portfolios"). Each Underlying Portfolio has its own investment objectives and certain attendant risks.

                                       ***

The following portfolio is being added to the following Pioneer XtraVision Contract Performance Tables 1A, 1B, 2A, and 2B:

Table 1A

                                                                               FOR YEAR          SINCE
                                                           SUB-ACCOUNT          ENDED         INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO            INCEPTION DATE        12/31/00       SUB-ACCOUNT
---------------------------------------------            --------------        --------       -----------
Pioneer Small Cap Value VCT Portfolio                          N/A               N/A               N/A

Table 1B

                                                                               FOR YEAR          SINCE
                                                           SUB-ACCOUNT          ENDED         INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO            INCEPTION DATE        12/31/00       SUB-ACCOUNT
---------------------------------------------            --------------        --------       -----------
Pioneer Small Cap Value VCT Portfolio                          N/A               N/A               N/A

Table 2A

                                                                                                10 YEARS OR SINCE
                                                  UNDERLYING        FOR YEAR                       INCEPTION OF
                                                   PORTFOLIO          ENDED                         UNDERLYING
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO   INCEPTION DATE      12/31/00        5 YEARS     PORTFOLIO IF LESS
---------------------------------------------   --------------      --------        -------     -----------------
Pioneer Small Cap Value VCT Portfolio                 N/A              N/A            N/A              N/A

Table 2B

                                                                                                10 YEARS OR SINCE
                                                  UNDERLYING        FOR YEAR                       INCEPTION OF
                                                   PORTFOLIO          ENDED                         UNDERLYING
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO   INCEPTION DATE      12/31/00        5 YEARS     PORTFOLIO IF LESS
---------------------------------------------   --------------      --------        -------     -----------------
Pioneer Small Cap Value VCT Portfolio                 N/A              N/A            N/A              N/A

                                       ***

SUPPLEMENT DATED NOVEMBER 9, 2001

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for First Allmerica Financial Life Insurance Company
          Financial Statements for Separate Account VA-P of First Allmerica Financial Life Insurance Company

          Financial Statements Included in Part C
          None

    (b)  EXHIBITS

         EXHIBIT 1 Vote of the Board of Directors authorizing Establishment of Registrant dated August 20, 1991 was previously filed on April 24, 1998 in Registration Statement No. 33-86664/811-8872, Post-Effective Amendment No. 8, and is incorporated by reference herein.

         EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

         EXHIBIT 3   (a) Underwriting and Administrative Services Agreement was
                         previously filed in Registration Statement No. 33-86664/811-8872, Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein.

                     (b) Wholesaling Agreement was previously filed on October
                         1, 1995 in Registration Statement No.
                         33-86664/811-8872, Post-Effective Amendment No. 1, and is incorporated by reference herein. Amendment to Wholesaling Agreement was previously filed in Registration Statement No. 33-86664/811-8872, Post-Effective Amendment No. 8 on April 24, 1998 and is incorporated by reference herein.

                     (c) Form of Bonus Product Commissions Schedule is filed
                         herewith. Sales Agreements with Commission Schedule were previously filed in Registration Statement No. 33-86664/811-8872, Post-Effective Amendment No. 8 on April 24, 1998, and are incorporated by reference herein.

                     (d) General Agent's Agreement was previously filed in
                         Registration Statement No. 33-86664/811-8872, Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein.

                     (e) Career Agent Agreement was previously filed in
                         Registration Statement No. 33-86664/811-8872, Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein.

                     (f) Registered Representative's Agreement was previously
                         filed in Registration Statement No. 33-86664/811-8872, Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein.

         EXHIBIT 4 The following documents were previously filed on January 19, 2001 in the Initial Registration Statement No. 333-54040/811-8872, and are incorporated by reference herein:

                         (a)  Contract Form A3028.NY-00GRCU;
                         (b)  Specification Pages Form A8028-99; and
                         (c)  Enhanced Death Benefit "EDB" Rider
                              (Form 3286.NY-00GRC)

         EXHIBIT 5 Application Form SML-1468pny was previously filed on January 19, 2001 in the Initial Registration Statement No. 333-54040/811-8872, and is incorporated by reference herein.

         EXHIBIT 6   (a) The Depositor's restated Articles of Incorporation were previously filed on October 1, 1995 in Registration Statement No. 33-86664/811-8872, Post-Effective Amendment No. 1, and are incorporated by reference herein.

                     (b) The Depositor's revised Bylaws were previously filed on
                         May 1, 1996 in Registration Statement No.
                         33-86664/811-8872, Post-Effective Amendment No. 4, and are incorporated by reference herein.

         EXHIBIT 7       Not Applicable.

         EXHIBIT 8   (a) BFDS Agreements for lockbox and mailroom services were previously filed in Registration Statement No. 33-86664/811-8872, Post-Effective Amendment No. 8 on April 24, 1998, and are incorporated by reference herein.

                     (b) Directors' Power of Attorney is filed herewith.

         EXHIBIT 9   Opinion of Counsel is filed herewith.

         EXHIBIT 10  Consent of Independent Accountants is filed herewith.

         EXHIBIT 11  None.

         EXHIBIT 12  None.

         EXHIBIT 13  None.

         EXHIBIT 14  Not Applicable.

         EXHIBIT 15  (a) Amendment dated October 24, 2000 to the Pioneer
                         Participation Agreement was previously filed in April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment to the Participation Agreement with Pioneer dated October 24, 2000 was previously filed on January 19, 2001 in the Initial Registration Statement No. 333-54040/811-8872, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-86664/811-8872 and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed in Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein.

                     (b) Form of Amendment #6 to the AIM Participation Agreement
                         was previously filed in April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment #5 to the AIM Participation Agreement dated December 2000 was previously filed on January 19, 2001 in the Initial Registration Statement No. 333-54040/811-8872, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 in Registration Statement No. 333-16929/811-7747, and is incorporated by reference herein.

                     (c) Form of Amendment dated May 1, 2001 to the Amended and
                         Restated Participation Agreement, Merger and
                         Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed in April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-86664/811-8872, and is incorporated by reference herewith.

                     (d) Form of Amendment dated May 1, 2001 to the Delaware
                         Group Premium Fund Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to the Delaware Participation Agreement dated October 30, 2000 was previously filed on January 19, 2001 in the Initial Registration Statement No. 333-54040/811-8872, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Registration Statement No. 33-71052/811-8114, Post-Effective Amendment No. 9, and is incorporated by reference herein.

                     (e) Form of Amendment dated May 1, 2001 and the Franklin
                         Templeton Participation Agreement dated March 1, 2000 were previously filed in April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein. Form of Participation Agreement with Franklin Templeton dated December 1, 2000 was previously filed on January 19, 2001 in the Initial Registration Statement No. 333-54040/811-8872, and is incorporated by reference herein. Form of

                         Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein.

                     (f) Amendment to the Participation Agreement with Van
                         Kampen dated October 19, 2000 was previously filed on January 19, 2001 in the Initial Registration Statement No. 333-54040/811-8872, and is incorporated by reference herein. Form OF Participation Agreement with Van Kampen was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-86664/811-8872 and is incorporated by reference herein.

ITEM 25. DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

         The principal business address of all the following Directors and Officers is:
         440 Lincoln Street
         Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary and Counsel (since 2000) of First Allmerica;
    Secretary and Counsel                   Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director (since 1996)
    Chief Investment Officer                and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Vice President and Treasurer            Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director, President and                 First Allmerica
    Chief Executive Officer

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First
    Director and Vice President             Allmerica; Director (since 1990), President and Chief
                                            Executive Officer (since 1995) of Allmerica Financial Life
                                            Insurance and Annuity Company; Director and President (since
                                            1998) of Allmerica Financial Investment Management Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director and Vice President             Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property & Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

                     FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

       NAME                                    ADDRESS              TYPE OF BUSINESS
                                         440 Lincoln Street
AAM Equity Fund                          Worcester MA 01653      Massachusetts Grantor Trust

                                         440 Lincoln Street
AAM Growth & Income Fund, L.P.           Worcester MA 01653      Limited Partnership

                                         440 Lincoln Street
AAM High Yield Fund, L.L.C.              Worcester MA 01653      Limited liability company

                                         440 Lincoln Street
Advantage Insurance Network, Inc.        Worcester MA 01653      Insurance Agency

                                         440 Lincoln Street
AFC Capital Trust I                      Worcester MA 01653      Statutory Business Trust

                                         440 Lincoln Street
Allmerica Asset Management, Inc.         Worcester MA 01653      Investment advisory services

                                         440 Lincoln Street
Allmerica Asset Management Limited       Worcester MA 01653      Investment advisory services

                                         440 Lincoln Street
Allmerica Benefits, Inc.                 Worcester MA 01653      Non-insurance medical services

                                         440 Lincoln Street
Allmerica Equity Index Pool              Worcester MA 01653      Massachusetts Grantor Trust

Allmerica Financial Alliance Insurance   100 North Parkway       Multi-line property and casualty
Company                                  Worcester MA 01605      Insurance

Allmerica Financial Benefit Insurance    645 West Grand River    Multi-line property and casualty
Company                                  Howell MI 48843         Insurance

Allmerica Financial Corporation               440 Lincoln Street        Holding Company
                                              Worcester MA 01653

Allmerica Financial Insurance                 440 Lincoln Street        Insurance Broker
Brokers, Inc.                                 Worcester MA 01653

Allmerica Financial Life Insurance            440 Lincoln Street        Life insurance, accident and health
and Annuity Company (formerly known           Worcester MA 01653        Insurance, annuities, variable
as SMA Life Assurance Company)                                          Annuities and variable life
                                                                        insurance

Allmerica Financial Services Insurance        440 Lincoln Street        Insurance Agency
Agency, Inc.                                  Worcester MA 01653

Allmerica Funding Corp.                       440 Lincoln Street        Special purpose funding vehicle for
                                              Worcester MA 01653        Commercial paper

Allmerica, Inc.                               440 Lincoln Street        Common employer for Allmerica
                                              Worcester MA 01653        Financial Corporation entities

Allmerica Financial Investment                440 Lincoln Street        Investment advisory services
Management Services, Inc. (formerly           Worcester MA 01653
Known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management               440 Lincoln Street        Investment advisory services
Company, Inc.                                 Worcester MA 01653

                                              440 Lincoln Street        Securities, retail broker-dealer
Allmerica Investments, Inc.                   Worcester MA 01653

                                              440 Lincoln Street        Investment Company
Allmerica Investment Trust                    Worcester MA 01653

Allmerica Investments Insurance Agency        440 Lincoln Street        Insurance Agency
Inc. of Alabama                               Worcester MA 01653

Allmerica Investments Insurance Agency of     440 Lincoln Street        Insurance Agency
Florida, Inc.                                 Worcester MA 01653

Allmerica Investment Insurance Agency         440 Lincoln Street        Insurance Agency
Inc. of Georgia                               Worcester MA 01653

Allmerica Investment Insurance Agency         440 Lincoln Street        Insurance Agency
Inc. of Kentucky                              Worcester MA 01653

Allmerica Investments Insurance Agency        440 Lincoln Street        Insurance Agency
Inc. of Mississippi                           Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.         440 Lincoln Street        Insurance Agency
                                              Worcester MA 01653

Allmerica Securities Trust                    440 Lincoln Street        Investment Company
                                              Worcester MA 01653

Allmerica Trust Company, N.A.                 440 Lincoln Street        Limited purpose national trust
                                              Worcester MA 01653        Company

AMGRO, Inc.                                   100 North Parkway         Premium financing
                                              Worcester MA 01605

Citizens Insurance Company of America         645 West Grand River      Multi-line property and casualty
                                              Howell MI 48843           Insurance

Citizens Insurance Company of Illinois        333 Pierce Road           Multi-line property and casualty
                                              Itasca IL 60143           Insurance

Citizens Insurance Company of the             3950 Priority Way         Multi-line property and casualty
Midwest                                       South Drive, Suite 200    Insurance
                                              Indianapolis IN 46240

Citizens Insurance Company of Ohio            8101 N. High Street       Multi-line property and casualty
                                              P.O. Box 342250           Insurance
                                              Columbus OH 43234
Citizens Management, Inc.
                                              645 West Grand River      Services management company
                                              Howell MI 48843

Financial Profiles, Inc.                      5421 Avenida Encinas      Computer software company
                                              Suite A
                                              Carlsbad, CA  92008

First Allmerica Financial Life Insurance      440 Lincoln Street        Life, pension, annuity, accident
Company (formerly State Mutual Life           Worcester MA 01653        and health insurance company
Assurance Company of America)

First Sterling Limited                        41 Cedar Avenue           Holding Company
                                              Hamilton HM 12,
                                              Bermuda

First Sterling Reinsurance Company            41 Cedar Avenue           Reinsurance Company
Limited                                       Hamilton HM 12,
                                              Bermuda

Greendale Special Placements Fund             440 Lincoln Street        Massachusetts Grantor Trust
                                              Worcester MA 01653

The Hanover American Insurance                100 North Parkway         Multi-line property and casualty
Company                                       Worcester MA 01605        Insurance

The Hanover Insurance Company                 100 North Parkway         Multi-line property and casualty
                                              Worcester MA 01605        Insurance

Hanover Texas Insurance Management            NationsBank Tower         Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                 15301 Dallas Parkway      Insurance Company
                                              Dallas TX 75248

Hanover Lloyd's Insurance Company             NationsBank Tower         Multi-line property and casualty
                                              15301 Dallas Parkway      Insurance
                                              Dallas TX 75248

Lloyds Credit Corporation                     440 Lincoln Street        Premium financing service
                                              Worcester MA 01653        Franchises

Massachusetts Bay Insurance Company           100 North Parkway         Multi-line property and casualty
                                              Worcester MA 01605        Insurance

Sterling Risk Management Services, Inc.       440 Lincoln Street        Risk management services
                                              Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica   440 Lincoln Street        Securities, retail broker-dealer
Services Corporation)                         Worcester MA 01653

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of September 30, 2001, the Variable Account had 0 Contract Owners of qualified Contracts and 0 Contract Owners of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

     To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

     1. for and breach of the director's duty of loyalty to the Company or its policyholders;

     2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;

     3. for liability, if any, imposed on directors of mutual insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c.156B
          Section 62;

     4. for any transactions from which the director derived an improper personal benefit.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          X VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Separate Account SPVL, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653


         NAME                POSITION OR OFFICE WITH UNDERWRITER

Margaret L. Abbott           Vice President

Emil J. Aberizk, Jr.         Vice President

Edward T. Berger             Vice President and Chief Compliance Officer

Michael J. Brodeur           Vice President Operations

Mark R. Colborn              Vice President

Charles F. Cronin            Secretary/Clerk

Claudia J. Eckels            Vice President

Philip L. Heffernan          Vice President

J. Kendall Huber             Director

Mark C. McGivney             Treasurer

William F. Monroe, Jr.       President, Director and Chief Executive Officer

K. David Nunley              Vice President

Stephen Parker               Vice President and Director

Richard M. Reilly            Director and Chairman of the Board

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's variable accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
         Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (I) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 7th day of November, 2001.

                            SEPARATE ACCOUNT VA-P OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                            By: /s/ Charles F. Cronin
                                -----------------------
                               Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURES                TITLE                                                  DATE
/s/ Warren E. Barnes      Vice President and Corporate Controller                November 7, 2001
------------------------
Warren E. Barnes

Edward J. Parry*          Director, Vice President and Chief Financial Officer
------------------------

Richard M. Reilly*        Director and Vice President
------------------------

John F. O'brien*          Director, President  and Chief Executive Officer
------------------------

Bruce C. Anderson*        Director and Vice President
------------------------

Mark R. Colborn*          Director and Vice President
------------------------

John P. Kavanaugh*        Director, Vice President and Chief Investment Officer
------------------------

J. Kendall Huber*         Director, Vice President and General Counsel
------------------------

Mark A. Hug*              Director and Vice President
------------------------


Robert P. Restrepo, Jr.*  Director and Vice President
------------------------

Gregory D. Tranter*       Director and Vice President
------------------------


*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated May 21, 2001 and November 7, 2001 duly executed by such persons.

/s/ Sheila B. St. Hilaire
---------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-54040)

                                  EXHIBIT TABLE

  Exhibit 8(b)    Director's Power of Attorney

  Exhibit 9       Opinion of Counsel

  Exhibit 10      Consent of Independent Accountants